Other disclosures - Risk Management and Principal Risks - Measurement uncertainty and sensitivity analysis - ECL under 100% weighted scenarios for key principal portfolios (audited) (Details)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,835,000,000	£ 3,948,000,000
Credit risk [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.059	0.071
Credit risk [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.365)
Coverage ratio	0.409
Credit risk [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 557,000,000	511,000,000
Credit risk [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	728,000,000	711,000,000
Credit risk [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	335,000,000	301,000,000
Credit risk [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	33,000,000	36,000,000
Credit risk [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 298,000,000	£ 260,000,000
Credit risk [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Credit risk [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,404,000,000	£ 4,887,000,000
Credit risk [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,000,000	£ 5,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.161	0.185
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.815)
Coverage ratio	0.93	0.815
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,171,000,000	£ 4,228,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,279,000,000	1,697,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,938,000,000	2,516,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	512,000,000	784,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,190,000,000	£ 1,382,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.009
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,980,000,000	£ 37,599,000,000
Credit risk [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 236,000,000	£ 350,000,000
Credit risk [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.046	0.027
Credit risk [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.01)
Coverage ratio	0.029	0.01
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,834,000,000	£ 13,099,000,000
Credit risk [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	863,000,000	279,000,000
Credit risk [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,602,000,000	539,000,000
Credit risk [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,358,000,000	352,000,000
Credit risk [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 25,000,000	£ 3,000,000
Credit risk [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.001
Credit risk [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 115,949,000,000	£ 141,272,000,000
Credit risk [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 219,000,000	£ 184,000,000
Upside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.058	0.066
Upside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.363)
Coverage ratio	0.382
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 539,000,000	496,000,000
Upside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	728,000,000	711,000,000
Upside 2 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	313,000,000	294,000,000
Upside 2 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31,000,000	32,000,000
Upside 2 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 278,000,000	£ 258,000,000
Upside 2 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 2 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,422,000,000	£ 4,902,000,000
Upside 2 [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,000,000	£ 4,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.155	0.174
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.805)
Coverage ratio	0.915	0.805
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,111,000,000	£ 3,350,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,279,000,000	1,697,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,684,000,000	2,295,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	327,000,000	584,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,170,000,000	£ 1,367,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.009
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,929,000,000	£ 37,361,000,000
Upside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 187,000,000	£ 344,000,000
Upside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.038	0.021
Upside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.008)
Coverage ratio	0.023
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,015,000,000	11,979,000,000
Upside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	863,000,000	279,000,000
Upside 2 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,181,000,000	396,000,000
Upside 2 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	922,000,000	253,000,000
Upside 2 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 20,000,000	£ 2,000,000
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.001
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 121,769,000,000	£ 142,393,000,000
Upside 2 [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 239,000,000	£ 141,000,000
Upside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.057	0.067
Upside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.364)
Coverage ratio	0.386
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 545,000,000	505,000,000
Upside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	728,000,000	711,000,000
Upside 1 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	316,000,000	297,000,000
Upside 1 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	31,000,000	34,000,000
Upside 1 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 281,000,000	£ 259,000,000
Upside 1 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Upside 1 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,416,000,000	£ 4,894,000,000
Upside 1 [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,000,000	£ 4,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.155	0.18
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.81)
Coverage ratio	0.923	0.81
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 2,462,000,000	£ 3,540,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,279,000,000	1,697,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,766,000,000	2,359,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	382,000,000	638,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,180,000,000	£ 1,374,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.008	0.009
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 25,097,000,000	£ 37,534,000,000
Upside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 204,000,000	£ 347,000,000
Upside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.04	0.023
Upside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.009)
Coverage ratio	0.024
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 25,043,000,000	12,246,000,000
Upside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	863,000,000	279,000,000
Upside 1 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,262,000,000	434,000,000
Upside 1 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,010,000,000	280,000,000
Upside 1 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 21,000,000	£ 2,000,000
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.001
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 120,741,000,000	£ 142,125,000,000
Upside 1 [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 231,000,000	£ 152,000,000
Baseline [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.058	0.068
Baseline [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.365)
Coverage ratio	0.39
Baseline [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 554,000,000	512,000,000
Baseline [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	728,000,000	711,000,000
Baseline [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	320,000,000	300,000,000
Baseline [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	32,000,000	35,000,000
Baseline [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 284,000,000	£ 260,000,000
Baseline [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Baseline [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,407,000,000	£ 4,887,000,000
Baseline [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,000,000	£ 5,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.15	0.184
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.813)
Coverage ratio	0.931	0.813
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 3,215,000,000	£ 4,025,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,279,000,000	1,697,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,902,000,000	2,461,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	481,000,000	739,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,191,000,000	£ 1,380,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.009	0.009
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,820,000,000	£ 37,269,000,000
Baseline [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 230,000,000	£ 342,000,000
Baseline [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.044	0.025
Baseline [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.009)
Coverage ratio	0.027	0.009
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 26,853,000,000	£ 12,566,000,000
Baseline [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	863,000,000	279,000,000
Baseline [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,402,000,000	481,000,000
Baseline [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,174,000,000	314,000,000
Baseline [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 23,000,000	£ 3,000,000
Baseline [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.001
Baseline [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 118,930,000,000	£ 141,806,000,000
Baseline [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 205,000,000	£ 164,000,000
Downside 1 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.063	0.078
Downside 1 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.367)
Coverage ratio	0.42
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 575,000,000	522,000,000
Downside 1 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	728,000,000	711,000,000
Downside 1 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	347,000,000	307,000,000
Downside 1 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	36,000,000	41,000,000
Downside 1 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 306,000,000	£ 261,000,000
Downside 1 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Downside 1 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,387,000,000	£ 4,876,000,000
Downside 1 [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,000,000	£ 5,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.169	0.198
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.822)
Coverage ratio	0.947	0.822
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,721,000,000	£ 5,615,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,279,000,000	1,697,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,265,000,000	2,859,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	796,000,000	1,115,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,211,000,000	£ 1,395,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.011	0.009
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,411,000,000	£ 37,921,000,000
Downside 1 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 258,000,000	£ 349,000,000
Downside 1 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.051	0.033
Downside 1 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.013)
Coverage ratio	0.034
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 32,757,000,000	15,145,000,000
Downside 1 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	863,000,000	279,000,000
Downside 1 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,930,000,000	741,000,000
Downside 1 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,683,000,000	493,000,000
Downside 1 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 29,000,000	£ 4,000,000
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 113,027,000,000	£ 139,227,000,000
Downside 1 [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 218,000,000	£ 244,000,000
Downside 2 [member] | Home loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.067	0.088
Downside 2 [member] | Home loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.372)
Coverage ratio	0.499
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 597,000,000	535,000,000
Downside 2 [member] | Home loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	728,000,000	711,000,000
Downside 2 [member] | Home loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	408,000,000	316,000,000
Downside 2 [member] | Home loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	40,000,000	47,000,000
Downside 2 [member] | Home loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 363,000,000	£ 264,000,000
Downside 2 [member] | Home loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.001	0.001
Downside 2 [member] | Home loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 4,365,000,000	£ 4,863,000,000
Downside 2 [member] | Home loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,000,000	£ 5,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.18	0.34
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.836)
Coverage ratio	0.946	0.836
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 5,796,000,000	£ 7,204,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,279,000,000	1,697,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,518,000,000	4,224,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	1,045,000,000	2,450,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 1,210,000,000	£ 1,418,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.011	0.009
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 24,247,000,000	£ 38,414,000,000
Downside 2 [member] | Credit cards, unsecured loans and other retail lending [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 263,000,000	£ 356,000,000
Downside 2 [member] | Wholesale loans [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.062	0.045
Downside 2 [member] | Wholesale loans [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets		£ (0.019)
Coverage ratio	0.046
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 44,024,000,000	27,489,000,000
Downside 2 [member] | Wholesale loans [member] | Gross exposure [member] | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	863,000,000	279,000,000
Downside 2 [member] | Wholesale loans [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3,012,000,000	1,513,000,000
Downside 2 [member] | Wholesale loans [member] | ECL | Stage 2 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,751,000,000	1,240,000,000
Downside 2 [member] | Wholesale loans [member] | ECL | Credit Impaired - Stage 3 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 40,000,000	£ 5,000,000
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Coverage ratio	0.002	0.002
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member] | Gross exposure [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 101,759,000,000	£ 126,882,000,000
Downside 2 [member] | Wholesale loans [member] | Stage 1 [member] | ECL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	£ 221,000,000	£ 268,000,000